Reportable segments (Details Narrative)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Single Customer [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	10.00%	10.00%